S000060168 [Member] Performance Management - Baron Durable Advantage Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at BaronCapitalGroup.com/daily-prices-and-performance or by calling 1‑800‑99BARON (1‑800‑992‑2766).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with a broad-based index.
Bar Chart [Heading]	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]
Best Quarter:	06/30/20: 22.11%
Worst Quarter:	03/31/20: (16.02)%

Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/25)
Performance Table Narrative
The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2025. This table shows how the Fund’s performance compares to that of the S&P 500 Index, a broad-based securities index that reflects the overall U.S. equity market in which the Fund invests. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after‑tax returns.
After‑tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after‑tax returns depend on your own tax situation and may differ from those shown. After‑tax returns reflect past tax effects and are not predictive of future tax effects. After‑tax returns are not relevant to investors who hold their Fund’s shares in a tax‑deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax‑exempt.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant to investors who hold their Fund’s shares in a tax‑deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax‑exempt.
Performance Availability Website Address [Text]	BaronCapitalGroup.com/daily-prices-and-performance
Performance Availability Phone [Text]	1‑800‑99BARON (1‑800‑992‑2766)
Baron Durable Advantage Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020